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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED ON FEBRUARY 14, 2001.

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ X ]; Amendment Number:       1
                                                 -------------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             International Specialty Products Inc.
Address:          300 Delaware Avenue
                  Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg           Wayne, New Jersey        February 22, 2001
---------------------------      -------------------       -----------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:            $70,899
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number                     Name
---               --------------------                     ----

9                       28-7274                   ISP Opco Holdings Inc.


Column 1                 Column 2    Column 3    Column 4       Column 5       Column 6      Column 7         Column 8

                           Title                                 Shares
                            Of                    Value            or         Investment      Other       Voting Authority
Name of Issuer             Class      CUSIP     (x $1,000)      Prin Amt      Discretion     Managers     Sole      Shared     None
--------------             -----      -----     ----------      --------      ----------     --------     ----      ------     ----
Associates First Capital   CL A     046008108          2,280      60,000 SH    DEFINED           9                  60,000
Fort James                  COM     347471104         13,750     449,900 SH    DEFINED           9                 449,900
Seagate Technology          COM     811804103         42,307     613,150 SH    DEFINED           9                 613,150
Lycos Inc.                  COM     550818108          4,900      71,250 SH    DEFINED           9                  71,250
Nabisco Group Holdings      COM     62952P102          7,662     268,850 SH    DEFINED           9                 268,850


                                  Column Total        70,899

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.

